Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Prepaid Expenses [Abstract]
PREPAID EXPENSES
NOTE 4 – PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31,
	2012	2011

Consulting and Professional Fees	$14,387	$45,375
Rent and Other	-	6,600

Total Prepaid Expenses	$14,387	$51,975